UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2020—August 31, 2021

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2021
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	19
Treasury Money Market Fund	35
Trustees Approve Advisory Arrangements	47

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2021
	Beginning Account Value 2/28/2021	Ending Account Value 8/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1000.00	$1000.10	$0.25
Federal Money Market Fund	$1000.00	$1000.10	$0.30
Treasury Money Market Fund	$1000.00	$1000.10	$0.30
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1000.00	$1024.95	$0.26
Federal Money Market Fund	$1000.00	$1024.90	$0.31
Treasury Money Market Fund	$1000.00	$1024.90	$0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.05% for the Cash Reserves Federal Money Market Fund, 0.06% for the Federal Money Market Fund, and 0.06% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2021
1 - 7 Days	54.9%
8 - 30 Days	15.7
31 - 60 Days	10.4
61 - 90 Days	8.9
91 - 180 Days	10.0
Over 180 Days	0.1

Cash Reserves Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.8%)
[2]	Fannie Mae Discount Notes	0.020%–0.025%	9/1/21	29,560	29,560
[2]	Fannie Mae Discount Notes	0.056%	9/15/21	14,433	14,433
[2]	Fannie Mae Discount Notes	0.051%	9/22/21	61,334	61,332
[2]	Fannie Mae Discount Notes	0.051%	9/29/21	51,804	51,802
[2]	Fannie Mae Discount Notes	0.045%–0.051%	10/6/21	40,000	39,998
[2]	Fannie Mae Discount Notes	0.045%	10/13/21	50,000	49,997
[2]	Fannie Mae Discount Notes	0.044%	10/20/21	23,034	23,033
[2]	Fannie Mae Discount Notes	0.045%	10/27/21	42,000	41,997
[2]	Fannie Mae Discount Notes	0.045%	11/3/21	32,000	31,997
[2]	Fannie Mae Discount Notes	0.046%–0.051%	11/10/21	8,837	8,836
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	0.080%	9/1/21	17,000	17,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	9/1/21	125,000	124,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	9/1/21	115,000	114,997
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	9/1/21	183,000	182,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	9/1/21	35,000	34,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	9/1/21	194,000	193,989
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	9/1/21	127,000	126,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	9/1/21	82,000	82,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	69,125	69,136
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	59,000	59,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	36,000	36,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	9/1/21	351,000	350,988
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	225,000	224,989
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	158,000	157,997
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	60,000	60,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	45,000	45,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	9/1/21	246,000	245,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	9/1/21	122,000	122,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	9/1/21	98,000	98,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.140%	9/1/21	117,000	117,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.100%	0.150%	9/1/21	99,000	99,032
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.040%	0.085%	9/1/21	61,000	60,998
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.110%	9/1/21	148,000	147,996
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.110%	9/1/21	91,000	90,996
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.115%	9/1/21	123,000	122,994
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.125%	9/1/21	41,000	40,998
	Federal Farm Credit Discount Notes	0.051%	11/22/21	9,000	8,999
	Federal Home Loan Banks	0.020%	9/16/21	256,000	256,000
	Federal Home Loan Banks	0.020%	9/21/21	363,000	363,000
	Federal Home Loan Banks	0.045%	10/14/21	83,000	83,000
	Federal Home Loan Banks	0.045%	10/18/21	117,000	117,000
	Federal Home Loan Banks	0.040%	10/19/21	202,000	201,998
	Federal Home Loan Banks	0.045%	10/19/21	84,000	84,000
	Federal Home Loan Banks	0.040%	10/19/21	33,000	33,000
	Federal Home Loan Banks	0.045%	10/21/21	335,000	335,000
	Federal Home Loan Banks	0.045%	10/22/21	165,000	165,000
	Federal Home Loan Banks	0.030%	10/25/21	30,000	29,999
	Federal Home Loan Banks	0.040%	10/28/21	100,000	99,999
	Federal Home Loan Banks	0.040%	10/28/21	99,000	98,999
	Federal Home Loan Banks	0.045%	10/29/21	497,000	497,000
	Federal Home Loan Banks	0.040%	11/2/21	128,000	127,999
	Federal Home Loan Banks	0.040%	11/4/21	83,000	82,999
	Federal Home Loan Banks	0.040%	11/8/21	5,000	5,000
	Federal Home Loan Banks	0.050%	11/9/21	83,000	83,000
	Federal Home Loan Banks	0.040%	11/9/21	66,000	65,999
	Federal Home Loan Banks	0.040%	11/12/21	670,000	669,992
	Federal Home Loan Banks	0.050%	11/12/21	42,000	42,000
	Federal Home Loan Banks	0.040%	11/15/21	166,000	165,998
	Federal Home Loan Banks	0.040%	11/17/21	85,000	84,999
	Federal Home Loan Banks	0.030%	11/18/21	167,000	166,994
	Federal Home Loan Banks	0.045%	11/18/21	50,000	50,000
	Federal Home Loan Banks	0.045%	11/26/21	330,000	329,997
	Federal Home Loan Banks	0.035%	11/29/21	95,000	94,999
	Federal Home Loan Banks	0.045%	11/30/21	334,000	333,997
	Federal Home Loan Banks	0.040%	11/30/21	331,000	330,995
	Federal Home Loan Banks	0.045%	12/6/21	167,000	166,999
	Federal Home Loan Banks	0.045%	12/10/21	250,000	249,998
	Federal Home Loan Banks	0.045%	12/16/21	30,000	30,000
	Federal Home Loan Banks	0.045%	12/23/21	463,000	462,999
	Federal Home Loan Banks	0.050%	1/25/22	500,000	499,998
	Federal Home Loan Banks	0.050%	1/27/22	495,000	494,998
	Federal Home Loan Banks	0.050%	2/7/22	490,000	489,998
	Federal Home Loan Banks	0.050%	2/9/22	800,000	799,996

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	0.051%–0.061%	9/1/21	36,439	36,439
	Federal Home Loan Banks Discount Notes	0.046%	9/3/21	3,002	3,002
	Federal Home Loan Banks Discount Notes	0.055%–0.061%	9/8/21	375,600	375,596
	Federal Home Loan Banks Discount Notes	0.055%	9/10/21	450,000	449,994
	Federal Home Loan Banks Discount Notes	0.051%	9/15/21	50,865	50,864
	Federal Home Loan Banks Discount Notes	0.046%–0.051%	9/17/21	162,033	162,029
	Federal Home Loan Banks Discount Notes	0.046%–0.051%	9/22/21	127,420	127,416
	Federal Home Loan Banks Discount Notes	0.048%–0.061%	9/24/21	1,116,965	1,116,930
	Federal Home Loan Banks Discount Notes	0.044%–0.055%	9/29/21	392,402	392,387
	Federal Home Loan Banks Discount Notes	0.042%–0.051%	10/1/21	1,112,227	1,112,185
	Federal Home Loan Banks Discount Notes	0.043%	10/4/21	153,000	152,994
	Federal Home Loan Banks Discount Notes	0.043%–0.051%	10/6/21	863,491	863,454
	Federal Home Loan Banks Discount Notes	0.039%–0.045%	10/8/21	571,300	571,275
	Federal Home Loan Banks Discount Notes	0.044%–0.045%	10/13/21	758,312	758,273
	Federal Home Loan Banks Discount Notes	0.044%	10/14/21	220,000	219,988
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/15/21	493,581	493,553
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/20/21	674,111	674,070
	Federal Home Loan Banks Discount Notes	0.044%–0.046%	10/22/21	568,900	568,864
	Federal Home Loan Banks Discount Notes	0.043%–0.045%	10/27/21	394,000	393,973
	Federal Home Loan Banks Discount Notes	0.044%–0.046%	10/29/21	288,000	287,979
	Federal Home Loan Banks Discount Notes	0.041%	11/2/21	330,000	329,974
	Federal Home Loan Banks Discount Notes	0.040%–0.045%	11/3/21	644,000	643,950
	Federal Home Loan Banks Discount Notes	0.044%–0.045%	11/4/21	345,000	344,972
	Federal Home Loan Banks Discount Notes	0.040%–0.044%	11/5/21	463,000	462,963
	Federal Home Loan Banks Discount Notes	0.039%–0.042%	11/8/21	364,000	363,969
	Federal Home Loan Banks Discount Notes	0.038%–0.041%	11/9/21	381,000	380,967
	Federal Home Loan Banks Discount Notes	0.040%–0.051%	11/10/21	374,000	373,967
	Federal Home Loan Banks Discount Notes	0.042%	11/12/21	167,000	166,985
	Federal Home Loan Banks Discount Notes	0.040%	11/15/21	58,000	57,995
	Federal Home Loan Banks Discount Notes	0.040%–0.043%	11/16/21	391,000	390,963
	Federal Home Loan Banks Discount Notes	0.040%–0.042%	11/17/21	564,000	563,946
	Federal Home Loan Banks Discount Notes	0.039%–0.041%	11/18/21	388,000	387,962
	Federal Home Loan Banks Discount Notes	0.042%	11/19/21	150,000	149,985
	Federal Home Loan Banks Discount Notes	0.044%	11/24/21	388,000	387,960
	Federal Home Loan Banks Discount Notes	0.044%	11/26/21	461,000	460,952
	Federal Home Loan Banks Discount Notes	0.044%	12/1/21	58,000	57,994
	Federal Home Loan Banks Discount Notes	0.040%	12/2/21	248,000	247,974
	Federal Home Loan Banks Discount Notes	0.039%	12/7/21	330,000	329,963
	Federal Home Loan Banks Discount Notes	0.035%–0.039%	12/15/21	66,000	65,992
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	9/1/21	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	9/1/21	83,000	83,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	330,000	330,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	132,000	132,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	125,000	125,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	79,000	79,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	257,000	257,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	210,000	210,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	21,000	21,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	400,000	400,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	124,000	124,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	88,000	88,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	44,000	44,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	109,000	109,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.085%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	9/1/21	569,000	569,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	9/1/21	10,000	10,000
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.145%	9/1/21	82,000	82,000
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.170%	9/1/21	550,000	550,000
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.190%	9/1/21	143,000	143,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	178,000	178,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	9/1/21	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.190%	9/1/21	100,000	99,997
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.195%	9/1/21	578,000	578,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.195%	9/1/21	325,000	325,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.200%	9/1/21	71,500	71,491
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.230%	9/1/21	429,000	429,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	9/1/21	870,000	870,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.250%	9/1/21	53,000	53,006
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.150%	9/1/21	490,000	490,003
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.150%	9/1/21	68,000	68,016
[2,3]	Federal National Mortgage Association, SOFR + 0.110%	0.160%	9/1/21	23,000	22,993
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.170%	9/1/21	73,000	73,000
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.190%	9/1/21	219,000	219,000
[2,3]	Federal National Mortgage Association, SOFR + 0.150%	0.200%	9/1/21	94,000	93,998
[2,3]	Federal National Mortgage Association, SOFR + 0.170%	0.220%	9/1/21	105,250	105,338
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.230%	9/1/21	350,000	350,000
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.240%	9/1/21	204,000	204,029
[2,3]	Federal National Mortgage Association, SOFR + 0.220%	0.270%	9/1/21	194,000	194,284
[2,3]	Federal National Mortgage Association, SOFR + 0.220%	0.270%	9/1/21	98,000	98,106
[2,3]	Federal National Mortgage Association, SOFR + 0.270%	0.320%	9/1/21	71,000	71,125
[2,3]	Federal National Mortgage Association, SOFR + 0.320%	0.370%	9/1/21	106,000	106,216
[2,3]	Federal National Mortgage Association, SOFR + 0.390%	0.440%	9/1/21	109,000	109,258
	U.S. Cash Management Bill	0.040%	9/23/21	2,300,000	2,299,944
	U.S. Cash Management Bill	0.048%	12/7/21	174,483	174,459
	U.S. Treasury Bill	0.020%–0.060%	9/2/21	1,618,756	1,618,754
	U.S. Treasury Bill	0.024%–0.042%	9/7/21	1,445,550	1,445,539
	U.S. Treasury Bill	0.025%–0.060%	9/9/21	2,216,700	2,216,684
	U.S. Treasury Bill	0.019%–0.047%	9/14/21	2,200,000	2,199,968
	U.S. Treasury Bill	0.055%	9/16/21	2,000,000	1,999,954
	U.S. Treasury Bill	0.042%	9/28/21	1,415,400	1,415,352
	U.S. Treasury Bill	0.040%–0.049%	9/30/21	1,005,800	1,005,766
	U.S. Treasury Bill	0.035%	10/7/21	474,870	474,853

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Bill	0.040%	10/14/21	474,865	474,842
	U.S. Treasury Bill	0.040%	10/21/21	416,537	416,514
	U.S. Treasury Bill	0.048%	10/26/21	424,000	423,968
	U.S. Treasury Bill	0.035%	11/12/21	477,878	477,845
	U.S. Treasury Bill	0.030%	11/18/21	477,717	477,686
	U.S. Treasury Bill	0.040%	12/16/21	682,200	682,120
	U.S. Treasury Bill	0.055%	2/3/22	919,600	919,382
	U.S. Treasury Bill	0.050%	2/10/22	3,170,250	3,169,537
	U.S. Treasury Bill	0.055%	3/3/22	74,200	74,179
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.034%	0.079%	9/1/21	537,000	537,013
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.094%	9/1/21	1,250,000	1,250,119
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	1,249,000	1,248,963
Total U.S. Government and Agency Obligations (Cost $63,382,023)					63,382,023
Repurchase Agreements (33.3%)
	Bank of Montreal (Dated 7/8/21, Repurchase Value $84,008,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 1/15/31, and U.S. Treasury Note/Bond 0.625%–3.625%, 5/31/23–11/15/49, with a value of $85,680,000)	0.060%	9/3/21	84,000	84,000
	Bank of Montreal (Dated 8/5/21, Repurchase Value $182,009,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 2/15/51, and U.S. Treasury Note/Bond 0.250%–3.875%, 5/15/22–2/15/51, with a value of $185,640,000)	0.055%	9/7/21	182,000	182,000
	Bank of Montreal (Dated 8/17/21, Repurchase Value $66,002,000, collateralized by U.S. Treasury Note/Bond 0.625%–3.625%, 8/15/25–5/15/51, with a value of $67,320,000)	0.055%	9/10/21	66,000	66,000
	Bank of Montreal (Dated 7/16/21, Repurchase Value $84,008,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.875%, 12/31/24–2/15/51, with a value of $85,680,000)	0.055%	9/14/21	84,000	84,000
	Bank of Montreal (Dated 7/19/21, Repurchase Value $68,006,000, collateralized by U.S. Treasury Note/Bond 0.125%–3.000%, 10/31/22–5/15/51, with a value of $69,360,000)	0.055%	9/17/21	68,000	68,000
	Bank of Montreal (Dated 8/5/21, Repurchase Value $83,008,000, collateralized by U.S. Treasury Note/Bond 0.250%–3.875%, 1/31/22–2/15/49, with a value of $84,660,000)	0.055%	10/4/21	83,000	83,000
	Bank of Montreal (Dated 8/30/21, Repurchase Value $66,006,000, collateralized by U.S. Treasury Note/Bond 0.125%–3.875%, 2/28/23–2/15/50, with a value of $67,320,000)	0.055%	10/29/21	66,000	66,000
	Federal Reserve Bank of New York (Dated 8/31/21, Repurchase Value $27,206,038,000, collateralized by U.S. Treasury Note/Bond 0.125%–3.625%, 8/15/22–5/15/46, with a value of $27,206,038,000)	0.050%	9/1/21	27,206,000	27,206,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp. (Dated 8/31/21, Repurchase Value $250,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%, 7/15/28, and U.S. Treasury Note/Bond 2.500%, 1/15/22, with a value of $255,000,000)	0.055%	9/1/21	250,000	250,000
Goldman Sachs & Co. (Dated 8/31/21, Repurchase Value $435,001,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.750%, 2/15/22–11/15/47, with a value of $443,700,000)	0.050%	9/1/21	435,000	435,000
RBC Dominion Securities Inc. (Dated 8/24/21, Repurchase Value $99,004,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–0.750%, 1/15/25–2/15/45, and U.S. Treasury Note/Bond 0.125%–7.250%, 8/15/22–11/15/50, with a value of $100,980,000)	0.050%	9/24/21	99,000	99,000
Societe Generale SA (Dated 8/31/21, Repurchase Value $1,058,001,000, collateralized by U.S. Treasury Bill 0.000%, 9/9/21–4/21/22, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/23–2/15/50, and U.S. Treasury Note/Bond 0.079%–8.000%, 9/15/21–5/15/50, with a value of $1,079,160,000)	0.050%	9/1/21	1,058,000	1,058,000
Standard Chartered Bank (Dated 8/31/21, Repurchase Value $1,000,002,000, collateralized by U.S. Treasury Bill 0.000%, 9/16/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 1/15/23–2/15/43, and U.S. Treasury Note/Bond 0.094%–4.625%, 2/28/22–8/15/47, with a value of $1,020,002,000)	0.055%	9/1/21	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/21, Repurchase Value $878,001,000, collateralized by U.S. Treasury Bill 0.000%, 4/21/22–5/19/22, and U.S. Treasury Note/Bond 1.375%–4.250%, 6/30/23–5/15/42, with a value of $895,560,000)	0.055%	9/1/21	878,000	878,000
Total Repurchase Agreements (Cost $31,559,000)				31,559,000
Total Investments (100.1%) (Cost $94,941,023)				94,941,023
Other Assets and Liabilities—Net (-0.1%)				(57,592)
Net Assets (100%)				94,883,431
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $63,382,023)	63,382,023
Repurchase Agreements (Cost $31,559,000)	31,559,000
Total Investments in Securities	94,941,023
Investment in Vanguard	3,245
Cash	15
Receivables for Investment Securities Sold	795,997
Receivables for Accrued Income	3,807
Receivables for Capital Shares Issued	80,298
Total Assets	95,824,385
Liabilities
Payables for Investment Securities Purchased	824,099
Payables for Capital Shares Redeemed	116,642
Payables for Distributions	54
Payables to Vanguard	159
Total Liabilities	940,954
Net Assets	94,883,431
At August 31, 2021, net assets consisted of:

Paid-in Capital	94,874,942
Total Distributable Earnings (Loss)	8,489
Net Assets	94,883,431

Admiral Shares—Net Assets
Applicable to 94,861,659,186 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,883,431
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Interest	105,589
Total Income	105,589
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,491
Management and Administrative—Investor Shares	81,826
Management and Administrative—Admiral Shares	47,917
Marketing and Distribution—Investor Shares	5,824
Marketing and Distribution—Admiral Shares	2,117
Custodian Fees	502
Auditing Fees	27
Shareholders’ Reports—Investor Shares	779
Shareholders’ Reports—Admiral Shares	205
Trustees’ Fees and Expenses	59
Total Expenses	141,747
Expense Reduction—Note B	(50,709)
Net Expenses	91,038
Net Investment Income	14,551
Realized Net Gain (Loss) on Investment Securities Sold	106
Net Increase (Decrease) in Net Assets Resulting from Operations	14,657

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,551	1,453,568
Realized Net Gain (Loss)	106	7,454
Net Increase (Decrease) in Net Assets Resulting from Operations	14,657	1,461,022
Distributions
Investor Shares	(5,977)	(1,217,407)
Admiral Shares	(8,575)	(236,100)
Total Distributions	(14,552)	(1,453,507)
Capital Share Transactions (at $1.00 per share)
Investor Shares	(97,672,378)	(7,024,352)
Admiral Shares	69,160,933	6,780,334
Net Increase (Decrease) from Capital Share Transactions	(28,511,445)	(244,018)
Total Increase (Decrease)	(28,511,340)	(236,503)
Net Assets
Beginning of Period	123,394,771	123,631,274
End of Period	94,883,431	123,394,771

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	September 1, 2020 to July 16[1], 2021	Year Ended August 31,
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[2]	.0001	.011	.023	.016	.008
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.011	.023	.016	.008
Distributions
Dividends from Net Investment Income	(.0001)	(.011)	(.023)	(.016)	(.008)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.011)	(.023)	(.016)	(.008)
Net Asset Value, End of Period	$1.00[1]	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	1.15%	2.36%	1.59%	0.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$97,691	$104,709	$92,898	$84,886
Ratio of Total Expenses to Average Net Assets[4]	0.10%[5]	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.01%[5]	1.15%	2.33%	1.59%	0.82%
1	Net asset value as of July 16, 2021, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2021. For the years ended August 31, 2020, 2019, 2018 and 2017, there were no expense reductions.
5	Annualized.

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0002	.012	.024	.016	.009
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0002	.012	.024	.016	.009
Distributions
Dividends from Net Investment Income	(.0002)	(.012)	(.024)	(.016)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0002)	(.012)	(.024)	(.016)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.21%	2.42%	1.66%	0.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,883	$25,704	$18,923	$16,118	$11,997
Ratio of Total Expenses to Average Net Assets[3]	0.07%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.02%	1.20%	2.39%	1.65%	0.88%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2021. For the years ended August 31, 2020, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Prior to July 16, 2021, the fund offered Investor Shares. Effective at the close of business on July 16, 2021, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or

Cash Reserves Federal Money Market Fund
emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $3,245,000, representing less than 0.01% of the fund’s net assets and 1.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Cash Reserves Federal Money Market Fund
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2021, Vanguard's expenses were reduced by $50,709,000 (an annual effective rate of 0.06% of Investor Shares' and 0.03% of Admiral Shares' average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(201)
Total Distributable Earnings (Loss)	201
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,543
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—

Cash Reserves Federal Money Market Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	14,552	1,453,507
Long-Term Capital Gains	—	—
Total	14,552	1,453,507
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	94,941,023
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,263,647	14,263,646	69,563,942	69,564,252
Issued in Lieu of Cash Distributions	5,196	5,196	1,121,946	1,121,946
Redeemed[1]	(111,941,221)	(111,941,221)	(77,710,240)	(77,710,240)
Net Increase (Decrease)—Investor Shares	(97,672,378)	(97,672,379)	(7,024,352)	(7,024,042)
Admiral Shares
Issued[1]	102,633,298	102,633,299	22,243,645	22,243,335
Issued in Lieu of Cash Distributions	7,874	7,873	216,326	216,326
Redeemed	(33,480,239)	(33,480,239)	(15,679,637)	(15,679,637)
Net Increase (Decrease)—Admiral Shares	69,160,933	69,160,933	6,780,334	6,780,024
1	In August 2020, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, the outstanding Investor Shares have been converted to Admiral Shares. Investor Shares—Redeemed and Admiral Shares—Issued include $71,911,258,000 and 71,911,258,000 shares from the conversion during the year ended August 31, 2021.
F.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2021
1 - 7 Days	43.9%
8 - 30 Days	15.8
31 - 60 Days	10.1
61 - 90 Days	10.7
91 - 180 Days	18.2
Over 180 Days	1.3

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (76.5%)
[2]	Fannie Mae Discount Notes	0.051%	9/15/21	37,546	37,545
[2]	Fannie Mae Discount Notes	0.051%	9/22/21	134,083	134,079
[2]	Fannie Mae Discount Notes	0.051%	9/29/21	98,196	98,192
[2]	Fannie Mae Discount Notes	0.045%–0.051%	10/6/21	106,000	105,995
[2]	Fannie Mae Discount Notes	0.045%–0.051%	10/13/21	100,966	100,961
[2]	Fannie Mae Discount Notes	0.044%–0.046%	10/20/21	50,299	50,296
[2]	Fannie Mae Discount Notes	0.045%	10/27/21	103,000	102,993
[2]	Fannie Mae Discount Notes	0.045%	11/3/21	43,058	43,055
[2]	Fannie Mae Discount Notes	0.045%–0.061%	11/10/21	85,037	85,030
[2]	Fannie Mae Discount Notes	0.051%	11/17/21	257	257
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	0.080%	9/1/21	33,000	33,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	9/1/21	250,000	249,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	9/1/21	235,000	234,994
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	9/1/21	337,000	336,997
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	9/1/21	64,000	63,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	9/1/21	341,000	340,981
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	9/1/21	239,000	238,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	129,000	129,020
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	111,000	111,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	61,000	61,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	268,000	267,995
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	109,000	109,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	9/1/21	404,000	403,989
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	9/1/21	166,000	166,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	9/1/21	127,000	127,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	0.135%	9/1/21	85,000	85,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.140%	9/1/21	193,000	193,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.100%	0.150%	9/1/21	181,000	181,059
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.035%	0.080%	9/1/21	40,000	39,998
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.040%	0.085%	9/1/21	114,000	113,996
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.110%	9/1/21	159,000	158,992
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.115%	9/1/21	194,000	193,991
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.125%	9/1/21	58,000	57,997
	Federal Home Loan Banks	0.020%	9/16/21	494,000	494,000
	Federal Home Loan Banks	0.020%	9/21/21	1,012,000	1,012,000
	Federal Home Loan Banks	0.040%	9/22/21	244,500	244,499
	Federal Home Loan Banks	0.030%	10/5/21	419,500	419,494
	Federal Home Loan Banks	0.045%	10/14/21	167,000	167,000
	Federal Home Loan Banks	0.045%	10/18/21	233,000	233,000
	Federal Home Loan Banks	0.040%	10/19/21	398,000	397,997
	Federal Home Loan Banks	0.045%	10/19/21	166,000	166,000
	Federal Home Loan Banks	0.040%	10/19/21	67,000	66,999
	Federal Home Loan Banks	0.045%	10/21/21	665,000	664,999
	Federal Home Loan Banks	0.045%	10/22/21	335,000	335,000
	Federal Home Loan Banks	0.030%	10/25/21	61,000	60,999
	Federal Home Loan Banks	0.040%	10/28/21	201,000	200,998
	Federal Home Loan Banks	0.040%	10/28/21	200,000	199,998
	Federal Home Loan Banks	0.045%	10/29/21	1,003,000	1,002,999
	Federal Home Loan Banks	0.040%	11/2/21	257,000	256,997
	Federal Home Loan Banks	0.040%	11/4/21	167,000	166,998
	Federal Home Loan Banks	0.040%	11/8/21	10,000	10,000
	Federal Home Loan Banks	0.050%	11/9/21	167,000	167,000
	Federal Home Loan Banks	0.040%	11/9/21	134,000	133,998
	Federal Home Loan Banks	0.040%	11/12/21	1,313,000	1,312,984
	Federal Home Loan Banks	0.050%	11/12/21	83,000	83,000
	Federal Home Loan Banks	0.040%	11/15/21	325,000	324,996
	Federal Home Loan Banks	0.040%	11/17/21	166,000	165,998
	Federal Home Loan Banks	0.030%	11/18/21	325,000	324,989
	Federal Home Loan Banks	0.045%	11/18/21	100,000	99,999
	Federal Home Loan Banks	0.045%	11/26/21	670,000	669,994
	Federal Home Loan Banks	0.035%	11/29/21	182,505	182,502
	Federal Home Loan Banks	0.040%	11/30/21	669,000	668,990
	Federal Home Loan Banks	0.045%	11/30/21	666,000	665,994
	Federal Home Loan Banks	0.045%	12/6/21	333,000	332,997
	Federal Home Loan Banks	0.045%	12/10/21	500,000	499,995
	Federal Home Loan Banks	0.045%	12/16/21	62,130	62,130
	Federal Home Loan Banks	0.045%	12/23/21	937,000	936,998
	Federal Home Loan Banks	0.050%	1/25/22	500,000	499,998
	Federal Home Loan Banks	0.050%	1/27/22	1,005,000	1,004,996
	Federal Home Loan Banks Discount Notes	0.051%	9/1/21	596	596
	Federal Home Loan Banks Discount Notes	0.051%	9/10/21	670	670
	Federal Home Loan Banks Discount Notes	0.056%	9/15/21	114	114
	Federal Home Loan Banks Discount Notes	0.046%	9/17/21	512	512
	Federal Home Loan Banks Discount Notes	0.045%–0.051%	9/22/21	469,493	469,480

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	0.051%	9/23/21	671	671
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	9/24/21	1,294,000	1,293,962
	Federal Home Loan Banks Discount Notes	0.044%–0.056%	9/29/21	718,276	718,250
	Federal Home Loan Banks Discount Notes	0.042%–0.051%	10/1/21	1,465,954	1,465,899
	Federal Home Loan Banks Discount Notes	0.043%	10/4/21	310,000	309,987
	Federal Home Loan Banks Discount Notes	0.044%	10/5/21	624,000	623,974
	Federal Home Loan Banks Discount Notes	0.043%–0.051%	10/6/21	1,793,109	1,793,032
	Federal Home Loan Banks Discount Notes	0.043%–0.051%	10/8/21	1,041,349	1,041,302
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/13/21	1,712,688	1,712,599
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/15/21	1,202,308	1,202,239
	Federal Home Loan Banks Discount Notes	0.044%	10/18/21	110,000	109,994
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/20/21	1,366,381	1,366,298
	Federal Home Loan Banks Discount Notes	0.044%	10/21/21	110,000	109,993
	Federal Home Loan Banks Discount Notes	0.042%–0.046%	10/22/21	1,214,000	1,213,923
	Federal Home Loan Banks Discount Notes	0.043%–0.045%	10/27/21	790,600	790,546
	Federal Home Loan Banks Discount Notes	0.044%–0.046%	10/29/21	579,000	578,958
	Federal Home Loan Banks Discount Notes	0.041%	11/2/21	670,000	669,948
	Federal Home Loan Banks Discount Notes	0.040%–0.045%	11/3/21	1,301,000	1,300,898
	Federal Home Loan Banks Discount Notes	0.044%–0.045%	11/4/21	690,000	689,945
	Federal Home Loan Banks Discount Notes	0.040%–0.044%	11/5/21	934,000	933,925
	Federal Home Loan Banks Discount Notes	0.039%–0.042%	11/8/21	736,000	735,937
	Federal Home Loan Banks Discount Notes	0.038%–0.041%	11/9/21	769,000	768,934
	Federal Home Loan Banks Discount Notes	0.040%–0.051%	11/10/21	1,410,000	1,409,876
	Federal Home Loan Banks Discount Notes	0.042%–0.045%	11/12/21	1,679,000	1,678,851
	Federal Home Loan Banks Discount Notes	0.040%	11/15/21	117,000	116,989
	Federal Home Loan Banks Discount Notes	0.040%–0.043%	11/16/21	784,000	783,926
	Federal Home Loan Banks Discount Notes	0.040%–0.042%	11/17/21	1,136,000	1,135,891
	Federal Home Loan Banks Discount Notes	0.039%–0.041%	11/18/21	782,000	781,924
	Federal Home Loan Banks Discount Notes	0.042%	11/19/21	1,300,000	1,299,872
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	11/24/21	787,909	787,828
	Federal Home Loan Banks Discount Notes	0.044%	11/26/21	937,000	936,902
	Federal Home Loan Banks Discount Notes	0.044%	12/1/21	118,000	117,987
	Federal Home Loan Banks Discount Notes	0.040%	12/2/21	502,000	501,948
	Federal Home Loan Banks Discount Notes	0.039%	12/7/21	670,000	669,925
	Federal Home Loan Banks Discount Notes	0.035%–0.039%	12/15/21	134,000	133,985
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	9/1/21	300,000	300,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	9/1/21	167,000	167,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	670,000	670,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	268,000	268,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	161,000	161,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	125,000	125,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	643,000	643,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	540,000	540,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	110,000	110,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	39,000	39,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	600,000	600,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	387,000	387,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	162,000	162,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	81,000	81,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	1,250,000	1,250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	191,000	191,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.080%	9/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	9/1/21	970,000	970,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.145%	9/1/21	130,000	130,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	287,000	287,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	200,000	200,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	9/1/21	150,000	150,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.190%	9/1/21	100,000	100,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.160%	0.210%	9/1/21	290,000	290,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.230%	9/1/21	568,000	568,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	9/1/21	500,000	500,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.260%	0.310%	9/1/21	1,500,000	1,500,000
[3]	Federal National Mortgage Association, SOFR + 0.100%	0.150%	9/1/21	132,000	132,031
[3]	Federal National Mortgage Association, SOFR + 0.120%	0.170%	9/1/21	157,000	157,000
[3]	Federal National Mortgage Association, SOFR + 0.170%	0.220%	9/1/21	197,000	197,166
[3]	Federal National Mortgage Association, SOFR + 0.190%	0.240%	9/1/21	326,723	327,150
[3]	Federal National Mortgage Association, SOFR + 0.220%	0.270%	9/1/21	376,000	376,550
[3]	Federal National Mortgage Association, SOFR + 0.220%	0.270%	9/1/21	162,000	162,183
[3]	Federal National Mortgage Association, SOFR + 0.270%	0.320%	9/1/21	136,300	136,540
[3]	Federal National Mortgage Association, SOFR + 0.290%	0.340%	9/1/21	1,000,000	1,000,000
[3]	Federal National Mortgage Association, SOFR + 0.300%	0.350%	9/1/21	525,000	525,000
[3]	Federal National Mortgage Association, SOFR + 0.300%	0.350%	9/1/21	425,000	425,000
[3]	Federal National Mortgage Association, SOFR + 0.320%	0.370%	9/1/21	196,700	197,100
[3]	Federal National Mortgage Association, SOFR + 0.390%	0.440%	9/1/21	202,000	202,479
	U.S. Cash Management Bill	0.040%	9/23/21	3,500,000	3,499,914
	U.S. Cash Management Bill	0.048%	11/30/21	966,276	966,155
	U.S. Cash Management Bill	0.048%	12/7/21	2,000,000	1,999,731
	U.S. Cash Management Bill	0.043%	12/14/21	1,575,800	1,575,595
	U.S. Cash Management Bill	0.043%	12/21/21	1,493,600	1,493,393
	U.S. Cash Management Bill	0.048%	12/28/21	3,000,000	2,999,508
	U.S. Treasury Bill	0.020%–0.060%	9/2/21	4,082,000	4,081,994
	U.S. Treasury Bill	0.024%–0.042%	9/7/21	3,079,900	3,079,878
	U.S. Treasury Bill	0.025%–0.060%	9/9/21	5,528,000	5,527,938
	U.S. Treasury Bill	0.019%	9/14/21	2,500,000	2,499,982
	U.S. Treasury Bill	0.025%–0.055%	9/16/21	5,801,000	5,800,902
	U.S. Treasury Bill	0.014%	9/21/21	2,375,000	2,374,980
	U.S. Treasury Bill	0.019%–0.042%	9/28/21	4,000,000	3,999,903
	U.S. Treasury Bill	0.040%–0.049%	9/30/21	2,170,200	2,170,129
	U.S. Treasury Bill	0.035%	10/7/21	963,990	963,956
	U.S. Treasury Bill	0.040%	10/14/21	963,995	963,949
	U.S. Treasury Bill	0.040%	10/21/21	963,991	963,937
	U.S. Treasury Bill	0.035%	11/4/21	963,990	963,930
	U.S. Treasury Bill	0.035%	11/12/21	957,756	957,689
	U.S. Treasury Bill	0.030%	11/18/21	966,917	966,854
	U.S. Treasury Bill	0.040%	12/16/21	1,364,400	1,364,239
	U.S. Treasury Bill	0.050%	1/6/22	1,243,400	1,243,181
	U.S. Treasury Bill	0.050%	1/13/22	2,934,400	2,933,854
	U.S. Treasury Bill	0.050%	1/20/22	3,000,000	2,999,412
	U.S. Treasury Bill	0.055%	2/3/22	4,000,000	3,999,053
	U.S. Treasury Bill	0.050%	2/10/22	4,000,000	3,999,100

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Bill	0.050%	2/17/22	2,000,000	1,999,531
	U.S. Treasury Bill	0.050%	2/24/22	2,000,000	1,999,511
	U.S. Treasury Bill	0.055%	3/3/22	2,500,000	2,499,305
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.034%	0.079%	9/1/21	2,441,000	2,441,063
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.094%	9/1/21	2,250,000	2,250,244
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	2,017,000	2,016,938
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	1,340,950	1,340,936
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.114%	0.159%	9/1/21	200,000	200,126
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.199%	9/1/21	1,500,000	1,499,583
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.345%	9/1/21	3,329,600	3,329,686
Total U.S. Government and Agency Obligations (Cost $148,689,697)					148,689,697
Repurchase Agreements (24.2%)
	Bank of Montreal (Dated 7/8/21, Repurchase Value $166,016,000, collateralized by U.S. Treasury Bill 0.000%, 9/9/21, U.S. Treasury Inflation Indexed Note/Bond 0.125–0.625%, 1/15/24–10/15/25, and U.S. Treasury Note/Bond 0.100%–3.875%, 11/30/21–5/15/51, with a value of $169,320,000)	0.060%	9/3/21	166,000	166,000
	Bank of Montreal (Dated 8/5/21, Repurchase Value $366,018,000, collateralized by U.S. Treasury Bill 0.000% 9/9/21–11/23/21, U.S. Treasury Inflation Indexed Note/Bond 0.375%–0.750%, 7/15/25–2/15/45, and U.S. Treasury Note/Bond 0.100%–3.875%, 1/31/22–2/15/51, with a value of $373,320,000)	0.055%	9/7/21	366,000	366,000
	Bank of Montreal (Dated 8/17/21, Repurchase Value $133,005,000, collateralized by U.S. Treasury Bill 0.000%, 9/9/21–2/24/22, and U.S. Treasury Note/Bond 0.100%–3.875%, 10/31/22–8/15/49, with a value of $135,660,000)	0.055%	9/10/21	133,000	133,000
	Bank of Montreal (Dated 7/16/21, Repurchase Value $165,015,000, collateralized by U.S. Treasury Bill 0.000%, 9/9/21, U.S. Treasury Inflation Indexed Note/Bond 0.375–0.750%, 7/15/23–2/15/45, and U.S. Treasury Note/Bond 0.125%–3.875%, 10/31/22–2/15/51, with a value of $168,300,000)	0.055%	9/14/21	165,000	165,000
	Bank of Montreal (Dated 7/19/21, Repurchase Value $131,012,000, collateralized by U.S. Treasury Note/Bond 0.500%–3.875%, 7/31/26–8/15/48, with a value of $133,620,000)	0.055%	9/17/21	131,000	131,000
	Bank of Montreal (Dated 8/5/21, Repurchase Value $166,015,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%, 2/15/48, and U.S. Treasury Note/Bond 0.125%–3.375% 5/15/22–2/15/51, with a value of $169,320,000)	0.055%	10/4/21	166,000	166,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Montreal (Dated 8/30/21, Repurchase Value $134,012,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%–2.000%, 1/15/26–2/15/49, and U.S. Treasury Note/Bond 0.750%–3.875% 11/30/21–5/15/51, with a value of $136,680,000)	0.055%	10/29/21	134,000	134,000
BNP Paribas (Dated 8/31/21, Repurchase Value $250,000,000, collateralized by U.S. Treasury Note/Bond 1.125%–2.750%, 2/15/22–4/30/24, with a value of $255,000,000)	0.050%	9/1/21	250,000	250,000
Credit Agricole Securities (USA) Inc. (Dated 8/31/21, Repurchase Value $650,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–0.750%, 4/15/24–7/15/28, with a value of $663,000,000)	0.050%	9/1/21	650,000	650,000
Federal Reserve Bank of New York (Dated 8/31/21, Repurchase Value $40,258,056,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.875%, 9/15/22–8/15/49, with a value of $40,258,056,000)	0.050%	9/1/21	40,258,000	40,258,000
Goldman Sachs & Co. (Dated 8/31/21, Repurchase Value $565,001,000, collateralized by U.S. Treasury Note/Bond 0.500%–3.375%, 2/29/24–11/15/48, with a value of $576,300,000)	0.050%	9/1/21	565,000	565,000
JP Morgan Securities LLC (Dated 8/31/21, Repurchase Value $500,001,000, collateralized by U.S. Treasury Note/Bond 0.750%, 5/31/26, with a value of $510,000,000)	0.050%	9/1/21	500,000	500,000
RBC Dominion Securities Inc. (Dated 8/24/21, Repurchase Value $200,009,000, collateralized by U.S. Treasury Bill 0.000%, 9/28/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 1/15/30–2/15/45, and U.S. Treasury Note/Bond 0.250%–3.125%, 10/31/21–2/15/48, with a value of $204,000,000)	0.050%	9/24/21	200,000	200,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/21, Repurchase Value $3,115,005,000, collateralized by U.S. Treasury Note/Bond 0.250%–1.125%, 3/15/23–8/15/40, with a value of $3,177,300,000)	0.055%	9/1/21	3,115,000	3,115,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 8/31/21, Repurchase Value $250,000,000, collateralized by U.S. Treasury Bill 0.000%, 10/7/21–10/14/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 7/15/26–1/15/29, and U.S. Treasury Note/Bond 0.125%–2.750%, 1/31/22–2/28/25, with a value of $255,000,000)	0.050%	9/1/21	250,000	250,000
Total Repurchase Agreements (Cost $47,049,000)				47,049,000
Total Investments (100.7%) (Cost $195,738,697)				195,738,697
Other Assets and Liabilities—Net (-0.7%)				(1,353,238)
Net Assets (100%)				194,385,459
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $148,689,697)	148,689,697
Repurchase Agreements (Cost $47,049,000)	47,049,000
Total Investments in Securities	195,738,697
Investment in Vanguard	6,475
Cash	1
Receivables for Investment Securities Sold	2,703,987
Receivables for Accrued Income	6,623
Receivables for Capital Shares Issued	125,422
Other Assets	10,500
Total Assets	198,591,705
Liabilities
Payables for Investment Securities Purchased	4,022,142
Payables for Capital Shares Redeemed	183,723
Payables for Distributions	92
Payables to Vanguard	289
Total Liabilities	4,206,246
Net Assets	194,385,459
At August 31, 2021, net assets consisted of:

Paid-in Capital	194,387,002
Total Distributable Earnings (Loss)	(1,543)
Net Assets	194,385,459

Net Assets
Applicable to 194,386,492,050 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	194,385,459
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Interest	208,775
Total Income	208,775
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,153
Management and Administrative	192,562
Marketing and Distribution	17,455
Custodian Fees	929
Auditing Fees	27
Shareholders’ Reports	3,977
Trustees’ Fees and Expenses	168
Total Expenses	219,271
Expense Reduction—Note B	(49,701)
Net Expenses	169,570
Net Investment Income	39,205
Realized Net Gain (Loss) on Investment Securities Sold	188
Net Increase (Decrease) in Net Assets Resulting from Operations	39,393

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,205	1,544,028
Realized Net Gain (Loss)	188	447
Net Increase (Decrease) in Net Assets Resulting from Operations	39,393	1,544,475
Distributions
Total Distributions	(39,216)	(1,544,104)
Capital Share Transactions (at $1.00 per share)
Issued	102,455,515	142,987,799
Issued in Lieu of Cash Distributions	36,748	1,518,401
Redeemed	(105,631,589)	(79,947,875)
Net Increase (Decrease) from Capital Share Transactions	(3,139,326)	64,558,325
Total Increase (Decrease)	(3,139,149)	64,558,696
Net Assets
Beginning of Period	197,524,608	132,965,912
End of Period	194,385,459	197,524,608

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0002	.010	.022	.014	.006
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0002	.010	.022	.014	.006
Distributions
Dividends from Net Investment Income	(.0002)	(.010)	(.022)	(.014)	(.006)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0002)	(.010)	(.022)	(.014)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.03%	2.26%	1.42%	0.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$194,385	$197,525	$132,966	$100,287	$79,452
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.93%	2.24%	1.43%	0.60%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and

Federal Money Market Fund
an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $6,475,000, representing less than 0.01% of the fund’s net assets and 2.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2021, Vanguard's expenses were reduced by $49,701,000 (an effective annual rate of 0.02% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	92
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,543)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	39,216	1,544,104
Long-Term Capital Gains	—	—
Total	39,216	1,544,104
*	Includes short-term capital gains, if any.

Federal Money Market Fund
As of August 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	195,738,697
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2021
1 - 7 Days	22.7%
8 - 30 Days	35.0
31 - 60 Days	2.3
61 - 90 Days	1.0
91 - 180 Days	39.0

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (106.8%)
	U.S. Cash Management Bill	0.039%–0.049%	9/23/21	3,384,000	3,383,912
	U.S. Cash Management Bill	0.048%	11/30/21	177,724	177,702
	U.S. Cash Management Bill	0.043%–0.048%	12/7/21	588,750	588,680
	U.S. Cash Management Bill	0.043%–0.046%	12/14/21	2,816,120	2,815,754
	U.S. Cash Management Bill	0.043%	12/21/21	1,260,000	1,259,825
	U.S. Cash Management Bill	0.048%	12/28/21	1,246,000	1,245,796
	U.S. Treasury Bill	0.020%–0.060%	9/2/21	2,610,183	2,610,180
	U.S. Treasury Bill	0.024%–0.042%	9/7/21	438,909	438,906
	U.S. Treasury Bill	0.024%–0.060%	9/9/21	3,118,263	3,118,234
	U.S. Treasury Bill	0.019%–0.047%	9/14/21	1,092,469	1,092,455
	U.S. Treasury Bill	0.025%–0.055%	9/16/21	2,494,000	2,493,959
	U.S. Treasury Bill	0.014%	9/21/21	300,000	299,997
	U.S. Treasury Bill	0.019%–0.045%	9/28/21	1,734,827	1,734,771
	U.S. Treasury Bill	0.049%	9/30/21	1,232,000	1,231,950
	U.S. Treasury Bill	0.035%	10/7/21	177,270	177,264
	U.S. Treasury Bill	0.040%	10/14/21	177,274	177,266
	U.S. Treasury Bill	0.040%	10/21/21	177,274	177,264
	U.S. Treasury Bill	0.048%	10/26/21	175,000	174,987
	U.S. Treasury Bill	0.035%	10/28/21	177,270	177,260
	U.S. Treasury Bill	0.048%	11/2/21	174,000	173,985
	U.S. Treasury Bill	0.030%	11/18/21	37,222	37,220
	U.S. Treasury Bill	0.030%	11/26/21	178,000	177,987
	U.S. Treasury Bill	0.044%	12/2/21	3,100,000	3,099,647
	U.S. Treasury Bill	0.041%	12/9/21	1,000,000	999,888
	U.S. Treasury Bill	0.040%	12/16/21	238,420	238,392
	U.S. Treasury Bill	0.055%	12/30/21	500,000	499,908
	U.S. Treasury Bill	0.050%	1/6/22	960,000	959,831
	U.S. Treasury Bill	0.050%	1/13/22	1,000,000	999,814
	U.S. Treasury Bill	0.055%	2/3/22	500,000	499,882
	U.S. Treasury Bill	0.050%	2/10/22	500,000	499,887
	U.S. Treasury Bill	0.050%	2/17/22	516,000	515,879
	U.S. Treasury Bill	0.050%	2/24/22	500,000	499,878
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.029%	0.074%	9/1/21	300,000	300,000
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.034%	0.079%	9/1/21	550,000	550,010
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.094%	9/1/21	700,000	700,072
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	869,706	869,695
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	711,000	710,994
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.114%	0.159%	9/1/21	615,000	615,236

Treasury Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.199%	9/1/21	700,000	699,805
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.345%	9/1/21	1,152,280	1,152,328
Total U.S. Government and Agency Obligations (Cost $38,176,500)					38,176,500
Total Investments (106.8%) (Cost $38,176,500)					38,176,500
Other Assets and Liabilities—Net (-6.8%)					(2,432,587)
Net Assets (100%)					35,743,913
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $38,176,500)	38,176,500
Investment in Vanguard	1,205
Receivables for Accrued Income	873
Receivables for Capital Shares Issued	202,742
Other Assets	3,298
Total Assets	38,384,618
Liabilities
Payables for Investment Securities Purchased	2,599,704
Payables for Capital Shares Redeemed	40,679
Payables for Distributions	20
Payables to Vanguard	302
Total Liabilities	2,640,705
Net Assets	35,743,913
At August 31, 2021, net assets consisted of:

Paid-in Capital	35,743,997
Total Distributable Earnings (Loss)	(84)
Net Assets	35,743,913

Net Assets
Applicable to 35,740,957,207 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,743,913
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Interest	39,377
Total Income	39,377
Expenses
The Vanguard Group—Note B
Investment Advisory Services	880
Management and Administrative	29,361
Marketing and Distribution	3,620
Custodian Fees	136
Auditing Fees	24
Shareholders’ Reports	109
Trustees’ Fees and Expenses	14
Total Expenses	34,144
Expense Reduction—Note B	(5,204)
Net Expenses	28,940
Net Investment Income	10,437
Realized Net Gain (Loss) on Investment Securities Sold	25
Net Increase (Decrease) in Net Assets Resulting from Operations	10,462

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,437	331,186
Realized Net Gain (Loss)	25	507
Net Increase (Decrease) in Net Assets Resulting from Operations	10,462	331,693
Distributions
Total Distributions	(10,438)	(331,197)
Capital Share Transactions (at $1.00 per share)
Issued	20,291,516	36,588,228
Issued in Lieu of Cash Distributions	9,604	302,542
Redeemed	(23,104,196)	(26,772,445)
Net Increase (Decrease) from Capital Share Transactions	(2,803,076)	10,118,325
Total Increase (Decrease)	(2,803,052)	10,118,821
Net Assets
Beginning of Period	38,546,965	28,428,144
End of Period	35,743,913	38,546,965

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0003	.010	.022	.014	.005
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0003	.010	.022	.014	.005
Distributions
Dividends from Net Investment Income	(.0003)	(.010)	(.022)	(.014)	(.005)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0003)	(.010)	(.022)	(.014)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	1.05%	2.25%	1.43%	0.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,744	$38,547	$28,428	$18,911	$15,639
Ratio of Total Expenses to Average Net Assets[3]	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.95%	2.23%	1.43%	0.55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the

Treasury Money Market Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,205,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2021, Vanguard's expenses were reduced by $5,204,000 (an effective annual rate of 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Treasury Money Market Fund
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	20
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(84)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	10,438	331,197
Long-Term Capital Gains	—	—
Total	10,438	331,197
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,176,500
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the "Funds") as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Cash Reserves Federal Money Market Fund (formerly Vanguard Prime Money Market Fund)
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.

Special 2021 tax information (unaudited) for Vanguard Federal Money Market Fund
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.

Special 2021 tax information (unaudited) for Vanguard Treasury Money Market Fund
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund, and the board of trustees of Vanguard Treasury Money Market Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
The boards based their decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The applicable board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The applicable board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The applicable board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The applicable board concluded that the performance was such that each advisory arrangement should continue.

Cost
The applicable board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The applicable board will consider whether to renew each fund’s advisory arrangement again after a one-year period.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Chris D. Mclsaac
Joseph Brennan	Thomas M. Rampulla
Mortimer J. Buckley	Karin A. Risi
Gregory Davis	Anne E. Robinson
John James	Michael Rollings
John T. Marcante	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q300 102021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)            Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2021: $54,000
Fiscal Year Ended August 31, 2020: $64,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2021: $11,244,694
Fiscal Year Ended August 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)            Audit-Related Fees.

Fiscal Year Ended August 31, 2021: $2,955,181
Fiscal Year Ended August 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)            Tax Fees.

Fiscal Year Ended August 31, 2021: $2,047,574
Fiscal Year Ended August 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)            All Other Fees.

Fiscal Year Ended August 31, 2021: $280,000
Fiscal Year Ended August 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2021: $2,327,574
Fiscal Year Ended August 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2021

VANGUARD MONEY MARKET RESERVES

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.